INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Dividends and Distributions

The following table shows the character of the distributions the Company paid on a percentage basis for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
Character of Distributions:	2019	2018	2017
Ordinary dividends	39%	52%	51%
Nondividend distributions	7%	48%	42%
Capital gain distributions	54%	—%	7%

Total	100%	100%	100%